UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001658274

                     Mill City Mortgage Loan Trust 2023-NQM1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001965647
Central Index Key Number of underwriter (if applicable): N/A

                        Jess Dvorak, (952) 444-4812
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Infinity IPS

Schedule 1 – Narrative
Schedule 2 – Data Compare Report
Schedule 3 – Individual Exception Report
Schedule 4 – Loan Level Exception Report
Schedule 5 – Rating Agency Grade Report
Schedule 6 – Supplemental Data Report
Schedule 7 – Valuation Report

99.2	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Narrative
Schedule 2 – Rating Agency Grades
Schedule 3 – Loan Level Exceptions
Schedule 4 – Exception Level
Schedule 5 – Valuation Summary
Schedule 6 – Data Comparison
Schedule 7 – Supplemental Data
Schedule 8 – ATR/QM Report
Schedule 9 – Business Purpose

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Non-ATR/QM Report
Schedule 5 – Rating Agency ATR/QM Report
Schedule 6 – Standard Upload
Schedule 7 – Valuations Summary
Schedule 8 – Waived Conditions

99.4	Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 – Narrative
Schedule 2 – Rating Agency Grades Summary Report
Schedule 3 – Standard Filings Report
Schedule 4 – Valuation Report
Schedule 5 – MLS Report
Schedule 6 – Business Purpose
Schedule 7 – Data Compare Report
Schedule 8 – Supplement Data Extract

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 13, 2023

MILL CITY DEPOSITOR, LLC (Securitizer)

By:	MILL CITY HOLDINGS, LLC, its manager

By:	/s/ Jess Dvorak
Name: Jess Dvorak
Title: President

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Infinity IPS

Schedule 1 – Narrative
Schedule 2 – Data Compare Report
Schedule 3 – Individual Exception Report
Schedule 4 – Loan Level Exception Report
Schedule 5 – Rating Agency Grade Report
Schedule 6 – Supplemental Data Report
Schedule 7 – Valuation Report

99.2	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Narrative
Schedule 2 – Rating Agency Grades
Schedule 3 – Loan Level Exceptions
Schedule 4 – Exception Level
Schedule 5 – Valuation Summary
Schedule 6 – Data Comparison
Schedule 7 – Supplemental Data
Schedule 8 – ATR/QM Report
Schedule 9 – Business Purpose

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Non-ATR/QM Report
Schedule 5 – Rating Agency ATR/QM Report
Schedule 6 – Standard Upload
Schedule 7 – Valuations Summary
Schedule 8 – Waived Conditions

99.4	Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 – Narrative
Schedule 2 – Rating Agency Grades Summary Report
Schedule 3 – Standard Filings Report
Schedule 4 – Valuation Report
Schedule 5 – MLS Report
Schedule 6 – Business Purpose
Schedule 7 – Data Compare Report
Schedule 8 – Supplement Data Extract